Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash	$ 1,983,306	$ 357,842	$ 78,683
Accounts receivable, net of allowance for doubtful accounts of $75,000, $45,000 and $4,500 as of September 30, 2019, December 31, 2018 and December 31, 2017, respectively	157,826	180,768	152,256
Inventory	78,701	45,067	92,768
Current portion of loans receivable, net of allowance of $55,000 at September 30, 2019, December 31, 2018 and December 31, 2017, respectively	19,092	37,155	20,146
Current portion of loan receivable from related party, net of allowance of $0 and $45,000 at December 31, 2018 and December 31, 2017, respectively		650	9,704
Prepaid expenses and other current assets	48,664	16,412	23,287
Total Current Assets	2,287,589	637,894	376,844
Property and equipment, net	1,393,940	637,287	517,002
Goodwill	86,348
Intangible assets, net	3,054,898		3,181,880
Loans receivable, non-current	127,324	3,102,621	150,522
Security deposits and other assets	35,007	75,756	21,401
Total Assets	6,985,106	33,532	4,247,649
Current Liabilities:
Accounts payable and accrued expenses	2,720,598	2,887,380	2,710,193
Convertible notes payable	100,000	100,000	150,000
Other notes payable			20,000
Convertible notes payable to Former Parent, net of debt discount of $10,883 and $43,178 at September 30, 2019 and December 31, 2018 respectively	71,574	39,280
Convertible notes payable, net of debt discount of $760,723 at September 30, 2019	3,638,328
Convertible notes payable, related parties, net of debt discount of $70,806 at September 30, 2019	329,194
Other notes payable, related party	91,000
Deferred revenue, current	131,631	907,948	1,391,860
Deferred rent, current	10,143	14,243	25,620
Payable to Former Parent, current			16,995
Other current liabilities	679,243	607,486	369,123
Total Current Liabilities	7,771,711	4,556,337	4,683,791
Convertible notes payable, net of debt discount of $498,178, $1,313,259 and $0 at September 30, 2019, December 31, 2018, and December 31, 2017 respectively	4,740,772	2,015,007	1,899,340
Convertible notes payable, related parties, net of debt discount of $0, $233,462 and 0 at September 30, 2019, December 31, 2018 and December 31, 2017, respectively		153,566	300,000
Other notes payable		225,000	200,000
Other notes payable, related parties		335,000	335,000
Deferred revenue, non-current	902,778
Deferred rent, non-current	55,738	45,315	31,313
Total Liabilities	13,470,999	7,330,225	7,449,444
Commitments and Contingencies
Stockholders' Deficit:
Common stock, $0.0001 par value, 100,000,000 shares authorized, 11,585,226, 10,427,803 and 7,637,855 shares issued and outstanding as of September 30, 2019, December 31, 2018, and December 31, 2017 respectively	1,159	1,043	763
Additional paid-in capital	23,290,058	20,989,478	13,919,456
Accumulated deficit	(29,777,110)	(23,833,656)	(17,052,086)
Total Controlling Interest	(6,485,893)	(2,843,135)	(3,131,867)
Non-controlling interest			(69,928)
Total Stockholders' Deficit	(6,485,893)	(2,843,135)	(3,201,795)
Total Liabilities and Stockholders' Deficit	$ 6,985,106	$ 4,487,090	$ 4,247,649